Expenses by Nature - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue (Expense) [Line Items]
Cost of sales and services	$ (4,358.9)	$ (3,628.2)	$ (3,537.6)
Administrative	(204.9)	(184.9)	(153.2)
Selling	(314.7)	(274.4)	(226.4)
Expenses by nature	(4,878.5)	(4,087.5)	(3,917.2)
Expenses by nature:
General manufacturing costs	(3,632.1)	(2,997.2)	(3,059.6)
Depreciation	(109.8)	(106.6)	(122.0)
Amortization	(131.9)	(103.7)	(86.6)
Personnel expenses	(774.5)	(669.3)	(493.6)
Marketing and sales expenses	(81.0)	(64.1)	(47.6)
Services rendered by third parties	(79.8)	(74.5)	(82.2)
Miscellaneous	(69.4)	(72.1)	(25.6)
Expenses by nature	$ (4,878.5)	$ (4,087.5)	$ (3,917.2)